FINANCIAL ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non current other receivables	$ 11	$ 17
Non-current trade receivables	18	20
Current trade receivables	209	305
Current other receivables	87	165
Current trade and other receivables	296	470
Related parties [member]
IfrsStatementLineItems [Line Items]
Non current other receivables	11	17
Current trade receivables	5	5
Current other receivables	7	7
Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	1	2
Current other receivables	10	14
Receivables For Sale Of Associates [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	1
Current other receivables	1	4
Contractual Indemnity Receivable [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	4
Other One [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	1	1
Other Receivables Net [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	18	20
Receivables [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	105	141
C A M M E S A [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	100	165
Impairment Of Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	(1)	(6)
Receivables For Complementary Activities [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	1
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	5	14
Guarantee Deposits [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	19	27
Expenses To Be Recovered [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	6	15
Insurance To Recover [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	4
Receivables For Acquisition Of Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Current other receivables		7
Credit For Sale Of Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Current other receivables		1
Gas Ar Plan [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	11	32
Receivables For Arbitration Award [Member]
IfrsStatementLineItems [Line Items]
Current other receivables		37
Contractual Indemnity Credit [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	2
Advances To Employees [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	10
Other [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	$ 11	$ 7